Capitalized Internal Use Software	12 Months Ended
Dec. 31, 2022
Research and Development [Abstract]
Capitalized Internal Use Software
5. Capitalized Internal Use Software
Capitalized internal use software and accumulated amortization were as follows:

	December 31,
	2022	2021
Gross carrying amount	$7,718	$6,611
Accumulated amortization	(3,830)	(1,534)

Capitalized internal-use software, net	$3,888	$5,077

The Company has recorded amortization expense related to capitalized internal-use
software of $
2.3
 million and $
1.5
 million for the twelve months ended December 31, 2022 and 2021
, re
spectivel
y.